Accounting Policies, by Policy (Policies)	9 Months Ended	12 Months Ended
	Oct. 01, 2023	Dec. 31, 2022
Significant Accounting Policies [Abstract]
Use of Estimates
(a)	Use of Estimates
The preparation of the Company’s unaudited condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue, expenses, as well as related disclosure of contingent assets and liabilities. Significant estimates and assumptions made by management include, but are not limited to, the determination of:

•	the allocation of the transaction price to identified performance obligations;

•	fair value of warrant liabilities;

•	the fair value of assets acquired and liabilities assumed for business combinations;

•	the reserve methodology for inventory obsolescence;

•	the reserve methodology for product warranty;

•	the reserve methodology for the allowance for credit losses; and

•	the fair value of the forward purchase agreements.
To the extent that there are material differences between these estimates and actual results, the Company’s financial condition or operating results will be affected.

(a)	Use of Estimates
The
preparation
of the Company’s financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue, expenses, as well as related disclosure of contingent assets and liabilities. Significant estimates and assumptions made by management include, but are not limited to, the determination of:

•	The allocation of the transaction price to identified performance obligations;

•	Fair value of warrant liabilities;

•	The fair value of assets acquired and liabilities assumed for business combination;

•	The reserve methodology for inventory obsolescence;

•	The reserve methodology for product warranty;
To the extent that there are material differences between these estimates and actual results, the Company’s financial condition or operating results will be affected. The Company bases its estimates on past experience and other assumptions that the Company believes are reasonable under the circumstances, and the Company evaluates these estimates on an ongoing basis. The Company has assessed the impact and are not aware of any specific events or circumstances that required an update to the Company’s estimates and assumptions or materially affected the carrying value of the Company’s assets or liabilities as of the date of issuance of this report. These estimates may change as new events occur and additional information is obtained.

Supply Chain Constraints and Risk
(b)	Supply Chain Constraints and Risk
The Company relies on a very small number of suppliers of solar energy systems and other equipment. If any of the Company’s suppliers was unable or unwilling to provide the Company with contracted quantities in a timely manner at prices, quality levels and volumes acceptable to the Company, the Company would have very limited alternatives for supply, and the Company may not be able find suitable replacements for the Company’s customers, or at all. Such an event could materially adversely affect the Company’s business, prospects, financial condition and results of operations.
In addition, the global supply chain and the Company’s industry have experienced significant disruptions in recent periods. The Company has seen supply chain challenges and logistics constraints increase, including shortages of panels, inverters, batteries and associated component parts for inverters and solar energy systems available for purchase. In certain cases, this has caused delays in critical equipment and inventory, longer lead times, and has resulted in cost volatility. These shortages and delays can be attributed in part to the
COVID-19
pandemic and resulting government action, broader macroeconomic conditions, and have been exacerbated by the ongoing conflicts in Ukraine and Israel. While the Company believes that a majority of the Company’s suppliers have secured sufficient supply to permit them to continue delivery and installations through the end of 2023, if these shortages and delays persist into 2024, they could adversely affect the timing of when battery energy storage systems can be delivered and installed, and when (or if) the Company can begin to generate revenue from those systems. In addition, the Company has experienced and is experiencing varying levels of volatility in costs of equipment and labor resulting in part from disruptions caused by general global economic conditions, including inflationary pressures and the
COVID-19
pandemic.

The Company cannot predict the full effects these events will have on the Company’s business, cash flows, liquidity, financial condition and results of operations at this time due to numerous uncertainties. In the event the Company is unable to mitigate the impact of delays or price volatility in solar energy systems, raw materials, and freight, it could materially adversely affect the Company’s business, prospects, financial condition and results of operations.

(b)	Supply Chain Constraints and Risk; COVID-19
The Company relies on a very small number of suppliers of solar energy systems and other equipment. If any of Company’s suppliers was unable or unwilling to provide the Company with contracted quantities in a timely manner at prices, quality levels and volumes acceptable to the Company, the Company would have very limited alternatives for supply, and the Company may not be able find suitable replacements for the Company’s customers, or at all. Such an event could materially adversely affect the Company’s business, prospects, financial condition and results of operations.
The ongoing
COVID-19
pandemic has resulted and may continue to result in widespread adverse effects on the global and U.S. economies. Ongoing government and business responses to
COVID-19,
along with
COVID-19
variants and the resurgence of related disruptions, could have a continued material adverse impact on economic and market conditions and trigger a period of continued global and U.S. economic slowdown.
In addition, the global supply chain and the Company’s industry have experienced significant disruptions in recent periods. The Company have seen supply chain challenges and logistics constraints increase, including shortages of panels, inverters, batteries and associated component parts for inverters and solar energy systems available for purchase. In certain cases, this has caused delays in critical equipment and inventory, longer lead times, and has resulted in cost volatility. These shortages and delays can be attributed in part to the
COVID-19
pandemic and resulting government action, broader macroeconomic conditions, and have been exacerbated by the ongoing conflict in Russia and Ukraine. While the Company believes that a majority of the Company’s suppliers have secured sufficient supply to permit them to continue delivery and installations through the end of 2023, if these shortages and delays persist into 2024, they could adversely affect the timing of when battery energy storage systems can be delivered and installed, and when (or if) the Company can begin to generate revenue from those systems. In addition, the Company has experienced and is experiencing varying levels of volatility in costs of equipment and labor resulting in part from disruptions caused by general global economic conditions, including inflationary pressures and the
COVID-19
pandemic.

The Company cannot predict the full effects these events will have on the Company’s business, cash flows, liquidity, financial condition and results of operations at this time due to numerous uncertainties. In the event the Company is unable to mitigate the impact of delays or price volatility in solar energy systems, raw materials, and freight, it could materially adversely affect the Company’s business, prospects, financial condition and results of operations. For additional information on risk factors that could impact the Company’s results, please refer to “Risk
Factors
” located elsewhere in this prospectus.

Segment Information
(c)	Segment Information
The Company conducts its business in one operating segment that provides custom solar solutions through a standardized platform to its residential solar providers and companies to facilitate the sale and installation of solar energy systems under a single product group. The Company’s Chief Executive Officer (“CEO”) is the Chief Operating Decision Maker (“CODM”). The CODM allocates resources and makes operating decisions based on financial information presented on a consolidated basis. The profitability of the Company’s product group is not a determining factor in allocating resources and the CODM does not evaluate profitability below the level of the consolidated company. All the Company’s long-lived assets are maintained in the United States of America.

(c)	Segment Information
The Company conducts its business in one operating segment that provides custom solar solutions through a standardized platform to its residential solar providers and companies to facilitate the sale and installation of solar energy systems under a single product group. The Company’s Chief Executive Officer (“CEO”) is the Chief Operating Decision Maker (“CODM”). The CODM allocates resources and makes operating decisions based on financial information presented on a consolidated basis. The profitability of the Company’s product group is not a determining factor in allocating resources and the CODM does not evaluate profitability below the level of the consolidated company. All the Company’s long-lived assets are maintained in the United States of America. Disaggregated revenue by primary geographical market for the Company’s single segment is included in the discussion of revenue recognition within this Note 2, below.

Concentration of Risks
(d)	Concentration of Risks
Concentration of credit risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company’s cash and cash equivalents are on deposit with major financial institutions. Such deposits may be in excess of insured limits. The Company believes that the financial institutions that hold the Company’s cash are financially sound, and accordingly, minimum credit risk exists with respect to these balances. The Company has not experienced any losses due to institutional failure or bankruptcy. The Company performs credit evaluations of its customers and generally does not require collateral for sales on credit. The Company reviews accounts receivable balances to determine if any receivables will potentially be uncollectible and includes any amounts that are determined to be uncollectible in the allowance for doubtful accounts. As of December 31, 2022, three single customers had outstanding balances that represented 27%, 18%, and 14%, respectively, of the total accounts receivable balance, compared to December 31, 2021, as a single
customer had an outstanding balance that represented 50%, of the total accounts receivable balance.
Concentration of customers
The Company defines major customers as those customers who generate revenues that exceed 10% of the Company’s annual net revenues. For the years ended December 31, 2022, 2021 and 2020, one customer represented 47%, 63% and 81% of gross revenues, respectively.
Concentration of suppliers
For the year ended December 31, 2022, three suppliers represented 74% of the Company’s inventory purchases. For the year ended December 31, 2021, four supplier represented 87% of the Company’s inventory purchases. For the year ended December 31, 2020, two suppliers represented 89% of the Company’s inventory purchases.

Cash and Cash Equivalents
(e)	Cash and Cash Equivalents
The
Company considers all highly liquid securities that mature within three months or less from the original date of purchase to be cash equivalents. The Company maintains the majority of its cash balances with commercial banks in interest bearing accounts. Cash and cash equivalents include cash held in checking and savings accounts and money market accounts consisting of highly liquid securities with original maturity dates of three months or less from the original date of purchase.

Restricted Cash
(d)	Restricted Cash
The Company classifies all cash for which usage is limited by contractual provisions as restricted cash. Restricted cash balance as of October 1, 2023 and December 31, 2022, was $3.8 million and $3.9 million, respectively. The restricted cash consists of deposits in money market accounts, which is used as cash collateral backing letters of credit related to customs duty authorities’ requirements. The Company has presented these balances under restricted cash, as a long-term asset, in the unaudited condensed consolidated balance sheets. The Company reconciles cash, cash equivalents, and restricted cash reported in the unaudited condensed consolidated balance sheets that aggregate to the beginning and ending balances shown in the unaudited condensed consolidated statements of cash flows as follows (in thousands):

	As of
	October 1, 2023	December 31, 2022
Cash and cash equivalents	$1,661	$4,409
Restricted cash	3,758	3,907

Total cash, cash equivalents, and restricted cash	$5,419	$8,316

(f)	Restricted Cash
The Company classifies all cash for which usage is limited by contractual provisions as restricted cash. Restricted cash balance as of December 31, 2022 and 2021, was $3.9 million, and zero, respectively. The restricted cash consists of deposits in money market accounts, which is used as cash collateral backing letters of credit related to customs duty authorities’ requirements. The Company has presented these balances under restricted cash, as a long term asset, in the consolidated balance sheets.
Total cash, cash equivalents and restricted cash is presented in the table below (in thousands):

	As of December 31,
	2022	2021
Cash and cash equivalents	$4,409	$5,276
Restricted cash	3,907	—

Total cash, cash equivalents and restricted cash	$8,316	$5,276

Accounts Receivable, Net
(g)	Accounts Receivable, Net
Accounts receivable are recorded at the invoiced amount and do not bear interest. The Company maintains an allowance for doubtful accounts for estimated losses inherent in its accounts receivable portfolio. In establishing the required allowance, management considers historical losses adjusted to take into account current market conditions and customers’ financial condition, the amount of receivables in dispute, the current receivables aging and customer payment patterns. Account balances are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. Recoveries of accounts receivable previously written off are recorded when received.
The following table summarizes the allowance for doubtful accounts as of December 31, 2022, 2021, and 2020 (in thousands):

	As of December 31,
	2022	2021	2020
Balance at beginning of period	$(2,569)	$(2,288)	$(1,965)
Provision charged to earnings	(2,243)	(364)	(337)
Amounts written off, recoveries and other adjustments	—	83	14

Balance at end of period	$(4,812)	$(2,569)	$(2,288)

The Company does
not
have any
off-balance
sheet credit exposure related to its customers.

Inventories
(h)	Inventories
Inventories consists of solar panels and the components of solar energy systems which the Company classifies as finished goods. Costs are computed under the average cost method. The Company identifies inventory which is considered obsolete or in excess of anticipated demand based on a consideration of marketability and product life cycle stage, component cost trends, demand forecasts, historical revenues, and assumptions about future demand and market conditions to state inventory at the lower of cost or net realizable value.

Revenue Recognition
(e)	Revenue Recognition
Disaggregation of revenue
Refer to the table below for the Company’s revenue recognized by product and service type (in thousands):

	Thirteen Weeks Ended October 1, 2023	Three Months Ended September 30, 2022	Thirty-Nine Weeks Ended October 1, 2023	Nine Months Ended September 30, 2022
Solar energy system installations	$23,915	$11,120	$64,511	$46,214
Software enhanced services	675	1,140	2,376	2,760

Total revenue	$24,590	$12,260	$66,887	$48,974

All of the Company’s revenue recognized by geography based on the location of the customer for the thirteen and thirty-nine weeks ended October 1, 2023 and three and nine months ended September 30, 2022 was in the United States.

Remaining performance obligations
The Company has elected the practical expedient not to disclose remaining performance obligations for contracts that are less than one year in length. The Company has deferred $1.0 million and $1.3 million associated with a long-term service contract as of October 1, 2023 and December 31, 2022, respectively.
Incremental costs of obtaining customer contracts
Incremental costs of obtaining customer contracts consist of sales commissions, which are costs paid to third-party vendors who source residential customer contracts for the sale of solar energy systems by the Company. The Company defers sales commissions and recognizes expense in accordance with the timing of the related revenue recognition. Amortization of deferred commissions is recorded as sales commissions in the accompanying unaudited condensed consolidated statements of operations and comprehensive income (loss). As of October 1, 2023 and December 31, 2022, deferred commissions were $5.5 million and $2.8 million, respectively, which were included in prepaid expenses and other current assets in the accompanying unaudited condensed consolidated balance sheets.
Deferred revenue
The Company typically invoices its customers upon completion of set milestones, generally upon installation of the solar energy system with the remaining balance invoiced upon passing the final building inspection. Standard payment terms to customers range from 30 to 60 days. When the Company receives consideration, or when such consideration is unconditionally due, from a customer prior to delivering goods or services to the customer under the terms of a customer agreement, the Company records deferred revenue. As installation projects are typically completed within
12-months,
the majority of the Company’s deferred revenue is reflected in current liabilities in the accompanying unaudited condensed consolidated balance sheets. The Company also has deferred revenue associated with a long-term service contract which is reflected in non-current
liabilities in the accompanying unaudited condensed consolidated balance sheets. The amount of revenue recognized during the thirty-nine weeks ended October 1, 2023 and the nine months ended September 30, 2022 that was included in deferred revenue at the beginning of the year was $2.5 million and $3.9 million, respectively.

(i)	Revenue Recognition
Revenue is recognized when a customer obtains control of promised products and services and the Company has satisfied its performance obligations. The amount of revenue recognized reflects the consideration which the Company expects to be entitled to receive in exchange for the products and services. To achieve this core principle, the Company applies the following five steps:
Step 1. Identification of the contract(s) with a customer;
Step 2. Identification of the performance obligations in the contracts(s);
Step 3. Determination of the transaction price;
Step 4. Allocation of the transaction price to the performance obligations;
Step 5. Recognition of the revenue when, or as, the Company satisfies a performance obligation.
Service Revenues – Solar Energy System Installations
The Company generates revenue primarily from the design and installation of a solar energy system and performing post-installation services. The Company’s contracts with customers include three primary contract types:

•
Cash agreements
– The Company contracts directly with homeowners who purchase the solar energy system and related services from the Company. Customers are invoiced on a billing schedule, where the majority of the transaction price is due upon installation with an additional payment due when the system passes inspection by the authority having jurisdiction.

•
Financing partner agreements
– In its financing partner agreements, the Company contracts directly with homeowners for the purchase of the solar energy system and related services. The Company refers the homeowner to a financing partner to finance the system, and the homeowner makes payments directly to the financing partner. The Company receives consideration from the financing partner on a billing schedule where the majority of the transaction price is due upon installation with an additional payment due when the system passes inspection by the authority having jurisdiction.

•
Power purchase agreements
– The Company contracts directly with a distribution partner to perform the solar energy system installation, and the homeowner will finance the system through a power purchase agreement, which is signed with the Company’s distribution partner. The Company considers the distribution partner to be its customer, as the Company does not contract directly with the homeowner. The Company receives consideration from the distribution partner on a billing schedule where the majority of the transaction price is due upon installation with an additional payment due when the system passes inspection by the authority having jurisdiction.

In each of the Company’s customer contract types, the Company’s revenue consists of two performance obligations, which include the performance of the installation of the solar energy system and post-installation services.
Installation includes the design of a solar energy system, the delivery of the components of the solar energy system (i.e., photovoltaic system, inverter, battery storage, etc.), installation services and services facilitating the connection of the solar energy system to the power grid. The Company accounts for these services as inputs to a combined output, resulting in a single service-based performance obligation. The Company recognizes revenue upon the completion of installation services, which occurs upon the transfer of control of the solar energy system and title of the related hardware components to the homeowner or distribution partner.
Post-installation services consist primarily of administrative services and customer support, which the Company performs between the completion of installation and the date of inspection of the solar energy system by the authority having jurisdiction. The Company recognizes revenue at a point in time, which is when the inspection occurs.

As the Company’s contracts with customers contain multiple performance obligations, the transaction price is allocated to each performance obligation based on its standalone selling price. The Company generally determines the standalone selling price based on the estimated costs incurred in the delivery of each performance obligation, relative to the total costs to be incurred under the contract.
The Company records deferred revenue for amounts invoiced that are not subject to refund upon termination. In certain contracts with customers, the Company arranges for a third-party financing partner to provide financing to the customer. The Company collects upfront from the financing partner and the customer will provide installment payments to the financing partner. The Company records revenue in the amount received from the financing partner, net of any financing fees charged to the homeowner, which the Company considers to be a customer incentive. None of the Company’s contracts contain a significant financing component.
The Company guarantees to customers certain specified minimum solar energy production output of the solar energy system for
10-years
after the installation. The Company monitors the solar energy systems to determine whether these specified minimum outputs are being achieved. The Company will issue payments to customers if the output falls below contractually stated thresholds over the performance guarantee period. Revenue is recognized to the extent it is probable that a significant reversal of such revenue will not occur.
Revenues – Software Enhanced Services
The Company generates revenue from software enhanced services through the provision of design and proposal services. The Company’s customers for design services are solar installers who leverage the Company’s expertise and software platforms to obtain structural letters, computer aided designs and electrical reviews. The Company charges the customer a per design fixed fee for each type of service that is performed, and the Company recognizes revenue in the period the services are performed. The customer contracts contain the customer right to terminate the contract each month and are therefore enforceable only for the contracted services purchased each month. Revenue is recognized for design services in the month the services are performed.
The Company’s customers for proposal services for solar sales organizations who contract with the Company to develop proposals for their potential residential solar customers. The Company generates proposals for the customer using the HelioQuote platform. Customers may purchase a fixed number of proposals for a given month or may contract on a pay as you go basis, and the performance obligation is defined by the number of proposals purchased by the customer each month. The customer contracts contain the customer right to terminate the contract each month and are therefore enforceable only for the services purchased each month. Revenue is recognized for proposal services in the month the services are performed.
Warranties
The Company typically provides a
10-year
warranty on its solar energy system installations, which provides assurance over the workmanship in performing the installation, including roof leaks caused by the Company’s performance. For solar panel sales recognized prior to the Disposal Transaction, the Company provides a
30-year
warranty that the products will be free from defects in material and workmanship.
When the revenues are recognized for the solar energy systems installations services, the Company accrues liabilities for the estimated future costs of meeting its warranty obligations. The Company makes and revises these estimates based primarily on the volume of new sales that contain warranties, historical experience with and projections of warranty claims, and estimated solar energy system and panel replacement costs. The Company records a provision for estimated warranty expenses in cost of revenues within the accompanying consolidated statements of operations and comprehensive loss.

Shipping and handling costs and certain taxes
Revenues are recognized net of taxes collected from customers and remitted to governmental authorities. Shipping and handling costs associated with outbound freight are accounted for as a fulfillment cost and are included in both revenues and cost of revenues in the accompanying consolidated statements of operations and comprehensive loss.
Deferred revenue
The Company typically invoices its customers upon completion of set milestones, generally upon installation of the solar energy system with the remaining balance invoiced upon passing final building inspection. Standard payment terms to customers range from 30 to 60 days. When the Company receives consideration, or when such consideration is unconditionally due, from a customer prior to delivering goods or services to the customer under the terms of a customer agreement, the Company records deferred revenue. As installation projects are typically completed within
12-months,
the Company’s deferred revenue is reflected in current liabilities in the accompanying consolidated balance sheets. The amount of revenue recognized during the years ended December 31, 2022 and 2021 that was included in deferred revenue at the beginning of each period was $3.9 million and $4.5 million, respectively.
Disaggregation of revenue
Refer to the table below for the Company’s revenue recognized by product and service type (in thousands):

	Years Ended December 31,
	2022	2021	2020
Solar energy system installations	$62,896	$66,958	$29,378
Software enhanced services	3,579	1,858	—

Total revenue	$66,475	$68,816	$29,378

For the years ended December 31, 2022, 2021 and 2020, all revenue recognized was generated in the United States.
Remaining performance obligations
The Company has elected the practical expedient not to disclose remaining performance obligations for contracts that are less than one year in length. As of December 31, 2022, the Company has deferred $1.3 million associated with a long-term service contract, which will be recognized evenly through 2028.
Incremental costs of obtaining customer contracts
Incremental costs of obtaining customer contracts consist of sales commissions, which are costs paid to third-party vendors who source residential customer contracts for the sale of solar energy systems by the Company. The Company defers sales commissions and recognizes expense in accordance with the timing of the related revenue recognition. Amortization of deferred commissions is recorded as sales commissions in the accompanying consolidated statements of operations and comprehensive loss. As of December 31, 2022 and December 31, 2021, deferred commissions were $2.8 million and $4.8 million, respectively, which included in prepaid expenses and other current assets in the accompanying consolidated balance sheets.

Property and Equipment, Net
(j)	Property and Equipment, Net
Property and equipment are stated at cost less accumulated depreciation and amortization. When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gain or loss is included in the current period. Repair and maintenance costs are expensed as incurred. Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives of the assets:

Useful Lives
Manufacturing equipment	1-3 years
Developed software	5 years
Furniture & equipment	3-5 years
Leasehold improvements	3-5 years

Internal-Use Software
(k)	Internal-Use Software
The Company capitalizes costs to develop its
internal-use
software when preliminary development efforts are successfully completed, management has authorized and committed project funding, it is probable that the project will be completed, and the software will be utilized as intended. These costs include personnel and related employee benefits and expenses for employees who are directly associated with and who devote time to software projects, and external direct costs of materials and services consumed in developing or obtaining software. Costs incurred prior to meeting these criteria, together with costs incurred for training and maintenance, are expensed as incurred. Costs incurred for enhancements that are expected to provide additional material functionality are capitalized and amortized over the estimated useful life of the related upgrade. During the years ended December 31, 2022, 2021 and 2020, the Company capitalized $1.5 million, $1.1 million and $0.5 million, respectively, of internal-use
software development costs. The remaining unamortized balance as of December 31, 2022 and December 31, 2021 of $2.7 million and $1.7 million, respectively, is included in property and equipment, net within the accompanying consolidated balance sheets.

Cost of Revenues
(l)	Cost of Revenues
Cost of revenues includes actual cost of material, labor and related overhead incurred for revenue-producing units, and includes associated warranty costs, freight and delivery costs, depreciation, and amortization of internally developed software.

Advertising and Promotional Expenses
(m)	Advertising and Promotional Expenses
Advertising
and promotional costs are expensed as incurred and included in sales and marketing expense in the accompanying consolidated statements of operations and comprehensive loss. Advertising costs were not material for the years ended December 31, 2022, 2021 and 2020..

Income Taxes
(n)	Income Taxes
Income taxes are accounted for under the
asset-and-liability
method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company recognizes the effect of income tax positions only if those positions are more likely than not to be sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company recognizes accrued interest and penalties, if any, related to unrecognized tax benefits in income tax provision.

Foreign Currency
(o)	Foreign Currency
The Company’s reporting currency is the US dollar. The functional currency for each of the Company’s foreign subsidiaries is the local currency, as it is the monetary unit of account of the principal economic environments in which the Company’s foreign subsidiaries operate. Assets and liabilities of the foreign subsidiaries are translated at the current exchange rate as of the end of the period, and revenue and expenses are translated at the average exchange rates in effect during the period. The gain or loss resulting from the process of translating foreign currency financial statements into US dollar financial statements is accounted for as a foreign currency cumulative translation adjustment and is reported as a component of accumulated other comprehensive loss. Foreign currency transaction gains and losses resulting from transactions denominated in a currency other than the functional currency are recognized in Other Income (expense), net in the consolidated statements of operations and comprehensive loss.

Comprehensive Loss
(p)	Comprehensive Loss
Comprehensive loss consists of two components, net loss and other comprehensive income (loss), net. The Company’s other comprehensive loss consists of foreign currency translation adjustments that result from the consolidation of its foreign entities and is reported net of tax effects.

Impairment of Long-Lived Assets
(q)	Impairment of Long-Lived Assets
Long-lived assets, such as property and equipment, ROU assets, and intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, and quoted market values, as considered necessary.
There were no impairment charges for the years ended December 31, 2022, 2021 and 2020.

Business Combinations
(r)	Business Combinations
The Company allocates the fair value of purchase consideration to the tangible assets acquired, liabilities assumed, and intangible assets acquired based on their estimated fair values. The excess of the fair value of purchase consideration over the fair values of these identifiable assets and liabilities is recorded as goodwill. Such valuations require management to make significant estimates and assumptions, especially with respect to intangible assets. Significant estimates in valuing certain intangible assets include, but are not limited to, future expected cash flows from customer relationships, acquired technology, trade names from a market participant perspective, useful lives and discount rates. Management’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. During the measurement period, which is one year from the acquisition date, the Company may record adjustments to the assets acquired and liabilities assumed, with the corresponding offset to goodwill. Upon the conclusion of the measurement period, any subsequent adjustments are recorded in the consolidated statements of operations and comprehensive loss.

Intangibles Assets, Net
(s)	Intangibles Assets, Net
Intangible assets are recorded at the cost, less accumulated amortization. Amortization is recorded using the straight-line method. All intangible assets that have been determined to have definite lives are amortized over their estimated useful life as indicated below:

Estimated Useful Life
Assembled workforce	2 years

Deferred Transaction Costs
(t)	Deferred Transaction Costs
Deferred transaction costs, which consist of direct incremental legal, consulting and accounting fees related to the merger with Freedom, are capitalized until they are recorded against proceeds upon the consummation of the transaction. As of December 31, 2022, the Company has recorded $1.1 million of deferred transaction costs in other noncurrent assets on the consolidated balance sheets.

Redeemable Convertible Preferred Stock Warrants
(u)	Redeemable Convertible Preferred Stock Warrants
The Company has issued redeemable convertible preferred stock warrants exercisable into shares of the Company’s redeemable convertible preferred stock. The Company classifies warrants to purchase shares of convertible preferred stock that are redeemable or include an antidilution feature as liabilities. Such redeemable convertible preferred stock warrants are measured and recognized at fair value, and subject to remeasurement at each balance sheet date. At the end of each reporting period, changes in fair value during the period are recognized as a component of other income (expense), net in the accompanying consolidated statements of operations and comprehensive loss. The Company will continue to adjust the redeemable convertible preferred stock warrant liability for changes in the fair value until the earlier of the exercise or expiration of such warrants or the completion of a liquidation event, including completion of an initial public offering (“IPO”), at which time all such redeemable convertible preferred stock warrants will be converted into warrants to purchase shares of common stock, and the liability will be reclassified to additional paid-in
capital. See Note 10 – Fair Value Measurements for details on the valuation methodology. Also see Note 14 – Warrants.

Stock-Based Compensation
(v)	Stock-Based Compensation
The Company recognizes stock-based compensation expense over the requisite service period on a straight-line basis for all stock-based payments that are expected to vest to employees, non-employees
and directors, including grants of employee stock options and other stock-based awards. Equity-classified awards issued to employees, non-employees
such as consultants and
non-employee
directors are measured at the grant-date fair value of the award. Forfeitures are recognized as they occur. For accounting purposes, the Company estimates grant-date fair value of stock options using the Black-Scholes option pricing model. The
Black-Scholes
option pricing model requires the input of highly subjective assumptions, including the fair value of the underlying common stock prior to the Mergers, the expected term of the option the expected volatility of the price of the Company’s common stock and expected dividend yield. The Company determines these inputs as follows:
Expected Term
—Expected term represents the period that the Company’s stock-based awards are expected to be outstanding and is determined using the simplified method.
Expected Volatility
—Expected volatility is estimated by studying the volatility of comparable public companies for similar terms.
Expected Dividend
—The Black-Scholes valuation model calls for a single expected dividend yield as an input. The Company has never paid dividends and has no plans to pay dividends.
Risk-free Interest Rate
—The Company derives the risk-free interest rate assumption from the U.S. Treasury’s rates for the U.S. Treasury zero-coupon
bonds with maturities similar to those of the expected term of the awards being valued.
Forfeitures
—The Company recognizes forfeitures as they occur.

Fair Value Measurements
(f)	Fair Value Measurements
The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market.
When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

•
Level 2 inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•
Level 3 inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

Financial assets and liabilities held by the Company measured at fair value on a recurring basis as of October 1, 2023 and December 31, 2022 include cash and cash equivalents, accounts receivable, accounts payable, accrued expenses, the warrant liabilities and FPA liabilities.

The carrying amounts of cash, accounts receivable, accounts payable and accrued expenses approximate their fair value because of their short-term nature (classified as Level 1).
The warrant liabilities and FPA liabilities are measured at fair value using Level 3 inputs. The Company records subsequent adjustments to reflect the increase or decrease in estimated fair value at each reporting date within the unaudited condensed consolidated statements of operations and comprehensive income (loss) as a component of other income (expense), net.

(w)	Fair Value Measurements
The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible. The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market.

When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

•	Level 1 inputs: Unadjusted quoted prices in active markets for identical assets or liabilities accessible to the reporting entity at the measurement date.

•
Level 2 inputs: Other than quoted prices included in Level 1 inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•
Level 3 inputs: Unobservable inputs for the asset or liability used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date.

The Company’s financial instruments include cash, accounts receivable, accounts payable, accrued expenses, convertible notes, SAFE agreements, notes payable, common stock warrants and redeemable convertible preferred stock warrants. The carrying amounts of cash, accounts receivable, accounts payable, accrued expenses, convertible notes and notes payable approximate their fair value because of their short- term nature (classified as level 1). The Company measures and discloses the fair value of SAFE agreements, common stock warrants and redeemable convertible preferred stock warrants under the provisions of ASC Topic 820—Fair Value Measurement (classified as level 3).

Convertible Debt Embedded Derivative Liabilities
(y)	Convertible Debt Embedded Derivative Liabilities
The Company evaluates the embedded conversion feature within its convertible debt instruments under ASC
815-15
and ASC
815-40
to determine if the conversion feature meets the definition of a liability and, if so, whether to bifurcate the conversion feature and account for it as a separate derivative liability. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued
at each reporting date, with changes in the fair value reported in the consolidated statements of operations and comprehensive loss. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative instrument liabilities are classified in the consolidated balance sheets as current or non-current
based on whether
net-cash
settlement of the derivative instrument could be required within twelve months after the balance sheet date. The derivative is subject to re-measurement
at the end of each reporting period, with changes in fair value recognized as a component of other income (expense), net, in the consolidated statements of operations and comprehensive loss. The Company’s embedded derivative liabilities were extinguished in the first quarter of 2022.

Leases
(z)	Leases
Effective January 1, 2021, the Company early adopted Accounting Standards Update (“ASU”)
No. 2016-02,
Leases (Topic 842), as amended (“ASC 842”). The Company determines if a contract is a lease or contains a lease at the inception of the contract and reassesses that conclusion if the contract is modified. The Company’s lease agreements generally contain lease and non-lease
components. Payments under lease

arrangements are primarily fixed. The Company combines lease and non-lease
components and accounts for them together as a single lease component. All leases are assessed for classification as an operating lease or a finance lease. Operating lease right-of-use
(“ROU”) assets are presented separately on the Company’s consolidated balance sheets. Operating lease liabilities are separated into a current portion and non-current
portion and are presented separately on the Company’s consolidated balance sheets. The Company does not have finance lease ROU assets or liabilities.
ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. The Company does not obtain and control its right to use the identified asset until the lease commencement date.
The Company’s lease liabilities are recognized at the later of January 1, 2021 and applicable lease commencement date based on the present value of the lease payments required to be paid over the lease term. Because the rate implicit in the lease is not readily determinable, the Company generally uses its incremental borrowing rate to discount the lease payments to present value. The estimated incremental borrowing rate is derived from information available at the lease commencement date. The Company’s lease terms include periods under options to extend or terminate the lease when it is reasonably certain that we will exercise that option. We generally use the base, non-cancelable,
lease term when determining the lease assets and liabilities. The Company also records a corresponding right-of-use
asset at the later of January 1, 2021 and applicable lease commencement date, which is calculated based on the amount of the lease liability, adjusted for any advance lease payments made, lease incentives received, and initial direct costs incurred.
Right-of-use
assets are subject to evaluation for impairment or disposal on a basis consistent with other long-lived assets.
The Company has elected, for all classes of underlying assets, not to recognize ROU assets and lease liabilities for leases with a term of twelve months or less. Lease cost for short-term leases is recognized on a straight-line basis over the lease term.
Before the adoption of ASU
2016-02
on January 1, 2021, the Company categorizes leases at their inception as either operating or capital leases, with the Company’s current lease portfolio only consisting of operating leases for office spaces. In certain lease agreements, it may receive rent holidays and other incentives. For operating leases, the Company recognizes lease costs on a straight-line basis once control of the space is achieved, without regard to deferred payment terms such as rent holidays that defer the commencement date of required payments. Additionally, incentives received are treated as a reduction of costs over the term of the agreement.

Direct offering costs
(g)	Direct Offering Costs
Direct offering costs represent legal, accounting and other direct costs related to the Mergers, which was consummated in July 2023. In accounting for the Mergers, direct offering costs of approximately $5.7 million were reclassified to additional paid-in
capital and netted against the Mergers proceeds received upon close. As of October 1, 2023 and December 31, 2022, the Company had no deferred offering costs included within prepaid expenses and other current assets in its unaudited condensed consolidated balance sheets.

Warrant Liabilities
(h)	Warrant Liabilities
The Company accounts for its warrant liabilities in accordance with the guidance in ASC
815-40,
Derivatives and Hedging – Contracts in Entity’s Own Equity
, under which the warrants that do not meet the criteria for equity classification and must be recorded as liabilities. The warrant liabilities are measured at fair value at inception and at each reporting date in accordance with the guidance in ASC 820,
Fair Value Measurement
, with any subsequent changes in fair value recognized in other income (expense), net on the unaudited condensed consolidated statements of operations and comprehensive income (loss). Refer to Note 3 – Fair Value Measurements and Note 15 – Warrants.

Forward Purchase Agreements
(i)	Forward Purchase Agreements
The Company accounts for its FPAs in accordance with the guidance in ASC 480,
Distinguishing Liabilities from Equity
, as the agreements embody an obligation to transfer assets to settle a forward contract. The warrant liabilities are measured at fair value at inception and at each reporting date in accordance with the guidance in ASC 820,
Fair Value Measurement
, with any subsequent changes in fair value recognized in other income (expense), net on the unaudited condensed consolidated statements of operations and comprehensive income (loss). Refer to Note 3 – Fair Value Measurements and Note 5 – Forward Purchase Agreements.

Net Loss Per Share
(j)	Net Loss Per Share
The Company computes net loss per share following ASC 260,
Earnings Per Share
. Basic net loss per share is measured as the income or loss available to common stockholders divided by the weighted average common shares outstanding for the period. Diluted net loss per share presents the dilutive effect on a per-share
basis from the potential exercise of options and/or warrants. The potentially dilutive effect of options or warrants are computed using the treasury stock method. Securities that potentially have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the diluted loss per share calculation.

(x)	Net Loss Per Share
The Company computes net loss per share in accordance with ASC 260, Earnings Per Share (“ASC 260”). Basic net loss per share is measured as the income or loss available to common stockholders divided by the weighted-average common shares outstanding for the period. Diluted net loss per share presents the dilutive effect on a per-share basis from the potential exercise of options and/or warrants. The potentially dilutive effect of options or warrants are computed using the treasury stock method. Securities that potentially have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the diluted loss per share calculation.

Recently Adopted Accounting Pronouncements
(k)	Recently Adopted Accounting Pronouncements
In June 2016, the FASB issued ASU
2016-13,
Financial instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
, and subsequent related ASUs, which amends the guidance on the impairment of financial instruments by requiring measurement and recognition of expected credit losses for financial assets held. ASU
2016-13
is effective for public and private companies’ fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2019, and December 15, 2022, respectively. The Company adopted ASU
2016-13
under the private company transition guidance beginning January 1, 2023. The adoption did not have a material impact on the Company’s unaudited condensed consolidated financial statements.

(aa)	Recently Adopted Accounting Pronouncements
In December 2019, the FASB issued ASU
2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
. ASU
2019-12
removes certain exceptions to the general principles in Topic 740 and clarifies and amends existing guidance to improve consistent application. ASU
2019-12
will be effective for public entities for interim and annual periods beginning after December 15, 2020, with early adoption permitted. ASU
2019-12
will be effective for private entities for annual periods beginning after December 15, 2021, and interim periods beginning after December 15, 2020, with early adoption permitted. The Company adopted ASU
2019-12
under the private company transition guidance beginning January 1, 2022, and the adoption did not have an impact on the Company’s consolidated financial statements.
In May 2021, the FASB issued ASU
2021-04,
Earnings Per Share (Topic 260), Debt—Modifications and Extinguishments (Subtopic
470-50),
Compensation—Stock Compensation (Topic 718), and Derivatives and
Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options (a consensus of the FASB Emerging Issues Task Force)
. This guidance clarifies certain aspects of the current guidance to promote consistency among reporting of an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (for example, warrants) that remain equity classified after modification or exchange. The amendments in this update are effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted for all entities, including adoption in an interim period. The Company adopted ASU
2021-04
under the private company transition guidance beginning January 1, 2022, the adoption did not have an impact on the Company’s consolidated financial statements.
In August 2020, the FASB issued ASU
2020-06,
Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies the accounting for convertible instruments by reducing the number of accounting models available for convertible debt instruments. This guidance also eliminates the treasury stock method to calculate diluted earnings per share for convertible instruments and requires the use of the if-converted
method. ASU
2020-06
is effective for public and private companies’ fiscal years beginning after December 15, 2021, and December 15, 2023, respectively, and interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company adopted ASU
2020-06
under the private company transition guidance on January 1, 2022, and the adoption did not have an impact on the Company’s consolidated financial statements.

(ab)	Accounting Pronouncements Not Yet Adopted
In June 2016, the FASB issued ASU
2016-13,
Financial instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
, and subsequent related ASUs, which amends the guidance on the impairment of financial instruments by requiring measurement and recognition of expected credit losses for financial assets held. ASU
2016-13
is effective for public and private companies’ fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2019, and December 15, 2022, respectively. The Company expects to adopt ASU
2016-13
under the private company transition guidance beginning January 1, 2023 and is currently evaluating the impact on the Company’s consolidated financial statements.